Note 3 - Securities - Amortized Cost and Fair Value of Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Available-for-sale securities, Amortized cost	$ 302,587	$ 185,269
Available-for-sale securities, Gross unrealized gains	6,742	9,317
Available-for-sale securities, Gross unrealized losses	1,687	6
SECURITIES, available-for-sale	307,642	194,580
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, Amortized cost	145,775	93,406
Available-for-sale securities, Gross unrealized gains	5,494	6,400
Available-for-sale securities, Gross unrealized losses	485	1
SECURITIES, available-for-sale	150,784	99,805
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale securities, Amortized cost	152,507	90,712
Available-for-sale securities, Gross unrealized gains	1,248	2,904
Available-for-sale securities, Gross unrealized losses	1,185	5
SECURITIES, available-for-sale	152,570	93,611
Other Debt Obligations [Member]
Available-for-sale securities, Amortized cost	1,805	1,151
Available-for-sale securities, Gross unrealized gains	0	13
Available-for-sale securities, Gross unrealized losses	0	0
SECURITIES, available-for-sale	1,805	$ 1,164
US Government Corporations and Agencies Securities [Member]
Available-for-sale securities, Amortized cost	2,500
Available-for-sale securities, Gross unrealized gains	0
Available-for-sale securities, Gross unrealized losses	17
SECURITIES, available-for-sale	$ 2,483